Schedule of Investments (unaudited) January 31, 2023	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
Airbus SE	1,178,143	$147,698,885
BAE Systems PLC	20,123,993	213,033,369
L3Harris Technologies, Inc.	828,820	178,047,112

		538,779,366

Auto Components — 0.5%
Lear Corp.	705,961	102,914,995

Automobiles — 2.2%
General Motors Co.	11,211,996	440,855,683

Banks — 11.8%
Bank of America Corp.	8,974,162	318,403,268
Citigroup, Inc.	10,597,913	553,423,017
Citizens Financial Group, Inc.	3,261,930	141,306,808
First Citizens BancShares, Inc., Class A	484,399	376,707,414
JPMorgan Chase & Co.	2,204,539	308,547,278
Wells Fargo & Co.	13,709,729	642,574,998

		2,340,962,783

Beverages — 1.0%
Constellation Brands, Inc., Class A	890,301	206,122,487

Capital Markets — 1.0%
Charles Schwab Corp.	1,096,975	84,927,805
Raymond James Financial, Inc.	952,881	107,456,390

		192,384,195

Chemicals — 1.0%
PPG Industries, Inc.	1,523,643	198,591,629

Communications Equipment — 2.0%
Cisco Systems, Inc.	8,138,574	396,104,397

Consumer Finance — 0.1%
Capital One Financial Corp.	136,077	16,193,163

Containers & Packaging — 1.3%
Sealed Air Corp.	4,794,485	262,545,999

Diversified Financial Services — 1.6%
Apollo Global Management, Inc.	2,860,837	202,490,043
Equitable Holdings, Inc.	1,876,131	60,167,521
Voya Financial, Inc.	746,530	52,085,398

		314,742,962

Diversified Telecommunication Services — 1.7%
AT&T, Inc.	7,043,659	143,479,334
Verizon Communications, Inc.	4,906,334	203,956,304

		347,435,638

Electric Utilities — 1.3%
American Electric Power Co., Inc.	1,031,984	96,965,217
Edison International	1,396,717	96,233,801
Exelon Corp.	1,768,292	74,604,239

		267,803,257

Entertainment — 0.7%
Activision Blizzard, Inc.	1,719,996	131,700,094

Food & Staples Retailing — 0.9%
Walmart, Inc.	1,269,488	182,641,239

Food Products — 1.9%
Kraft Heinz Co.	8,047,140	326,150,584
Mondelez International, Inc., Class A	759,911	49,728,576

		375,879,160

Security	Shares	Value

Health Care Equipment & Supplies — 6.6%
Baxter International, Inc.	6,513,001	$297,579,016
Koninklijke Philips NV	12,016,890	207,477,020
Medtronic PLC	6,025,704	504,291,168
Zimmer Biomet Holdings, Inc.	2,382,069	303,332,666

		1,312,679,870

Health Care Providers & Services — 7.9%
AmerisourceBergen Corp.	639,336	108,022,211
Cardinal Health, Inc.	3,045,498	235,264,720
Cigna Corp.	824,335	261,042,164
Elevance Health, Inc.	562,048	281,018,380
Humana, Inc.	502,086	256,917,406
Laboratory Corp. of America Holdings	1,677,006	422,806,753

		1,565,071,634

Household Durables — 1.7%
Newell Brands, Inc.	8,073,692	128,856,124
Panasonic Holdings Corp.	22,748,700	210,957,076

		339,813,200

Industrial Conglomerates — 0.5%
Siemens AG, Registered Shares	609,856	95,262,723

Insurance — 6.6%
Allstate Corp.	859,767	110,454,267
American International Group, Inc.	5,834,622	368,864,803
Fidelity National Financial, Inc.	5,490,439	241,744,029
Prudential PLC	11,357,951	188,712,939
Willis Towers Watson PLC	1,530,895	389,138,200

		1,298,914,238

Interactive Media & Services — 0.4%
Alphabet, Inc., Class A(a)	800,440	79,115,490

Internet & Direct Marketing Retail — 0.4%
Amazon.com, Inc.(a)	854,900	88,165,837

IT Services — 7.7%
Cognizant Technology Solutions Corp., Class A	7,726,202	515,723,983
Fidelity National Information Services, Inc.	5,627,329	422,274,768
SS&C Technologies Holdings, Inc.	6,772,313	408,709,090
Visa, Inc., Class A	777,231	178,926,349

		1,525,634,190

Machinery — 1.3%
Fortive Corp.	716,030	48,711,521
Komatsu Ltd.	7,872,000	193,450,150
Pentair PLC	219,229	12,140,902

		254,302,573

Media — 2.9%
Comcast Corp., Class A	9,576,092	376,819,220
Fox Corp., Class A	5,908,178	200,523,561

		577,342,781

Multiline Retail — 1.2%
Dollar General Corp.	1,028,712	240,307,123

Multi-Utilities — 1.6%
Public Service Enterprise Group, Inc.	3,202,012	198,300,603
Sempra Energy	737,795	118,290,672

		316,591,275

Oil, Gas & Consumable Fuels — 8.2%
BP PLC	93,205,352	562,983,404
ConocoPhillips	779,036	94,941,117
Enterprise Products Partners LP	16,969,416	434,417,050
EQT Corp.	5,929,254	193,708,728

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Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Hess Corp.	1,045,149	$156,939,574
Shell PLC	6,510,170	191,123,996

		1,634,113,869

Personal Products — 2.0%
Unilever PLC, ADR	7,692,792	393,101,671

Pharmaceuticals — 5.9%
AstraZeneca PLC	1,859,235	243,582,943
Bayer AG, Registered Shares	5,500,826	342,398,557
Eli Lilly & Co.	312,910	107,687,976
Novo Nordisk A/S, ADR	712,002	98,811,638
Sanofi	3,810,769	373,167,361

		1,165,648,475

Professional Services — 1.5%
Leidos Holdings, Inc.	2,253,305	222,716,666
Robert Half International, Inc.	851,480	71,490,261

		294,206,927

Road & Rail — 0.5%
Union Pacific Corp.	482,631	98,548,424

Software — 1.9%
Microsoft Corp.	1,488,856	368,953,405

Specialty Retail — 0.5%
Ross Stores, Inc.	763,856	90,280,141

Technology Hardware, Storage & Peripherals — 1.3%
Samsung Electronics Co. Ltd.	5,139,700	256,009,634

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.5%
Ralph Lauren Corp.	793,576	$98,284,388

Tobacco — 0.9%
Altria Group, Inc.	1,884,468	84,876,439
British American Tobacco PLC, ADR	2,224,190	85,609,073

		170,485,512

Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., Class B	1,923,799	93,533,168

Total Long-Term Investments — 94.2% (Cost: $15,352,321,196)		18,672,023,595

Short-Term Securities

Money Market Funds — 4.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.07%(b)(c)	847,424,364	847,424,364

Total Short-Term Securities — 4.3% (Cost: $847,424,364)		847,424,364

Total Investments — 98.5% (Cost: $16,199,745,560)		19,519,447,959

Other Assets Less Liabilities — 1.5%		291,086,468

Net Assets — 100.0%		$19,810,534,427

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,102,329,489	$—	$(254,905,125	)(a)	$—	$—	$847,424,364	847,424,364	$16,907,837	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

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Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$178,047,112	$360,732,254	$—	$538,779,366
Auto Components	102,914,995	—	—	102,914,995
Automobiles	440,855,683	—	—	440,855,683
Banks	2,340,962,783	—	—	2,340,962,783
Beverages	206,122,487	—	—	206,122,487
Capital Markets	192,384,195	—	—	192,384,195
Chemicals	198,591,629	—	—	198,591,629
Communications Equipment	396,104,397	—	—	396,104,397
Consumer Finance	16,193,163	—	—	16,193,163
Containers & Packaging	262,545,999	—	—	262,545,999
Diversified Financial Services	314,742,962	—	—	314,742,962
Diversified Telecommunication Services	347,435,638	—	—	347,435,638
Electric Utilities	267,803,257	—	—	267,803,257
Entertainment	131,700,094	—	—	131,700,094
Food & Staples Retailing	182,641,239	—	—	182,641,239
Food Products	375,879,160	—	—	375,879,160
Health Care Equipment & Supplies	1,105,202,850	207,477,020	—	1,312,679,870
Health Care Providers & Services	1,565,071,634	—	—	1,565,071,634
Household Durables	128,856,124	210,957,076	—	339,813,200
Industrial Conglomerates	—	95,262,723	—	95,262,723
Insurance	1,110,201,299	188,712,939	—	1,298,914,238
Interactive Media & Services	79,115,490	—	—	79,115,490
Internet & Direct Marketing Retail	88,165,837	—	—	88,165,837
IT Services	1,525,634,190	—	—	1,525,634,190
Machinery	60,852,423	193,450,150	—	254,302,573
Media	577,342,781	—	—	577,342,781
Multiline Retail	240,307,123	—	—	240,307,123
Multi-Utilities	316,591,275	—	—	316,591,275
Oil, Gas & Consumable Fuels	880,006,469	754,107,400	—	1,634,113,869
Personal Products	393,101,671	—	—	393,101,671
Pharmaceuticals	206,499,614	959,148,861	—	1,165,648,475
Professional Services	294,206,927	—	—	294,206,927
Road & Rail	98,548,424	—	—	98,548,424
Software	368,953,405	—	—	368,953,405
Specialty Retail	90,280,141	—	—	90,280,141
Technology Hardware, Storage & Peripherals	—	256,009,634	—	256,009,634
Textiles, Apparel & Luxury Goods	98,284,388	—	—	98,284,388
Tobacco	170,485,512	—	—	170,485,512
Wireless Telecommunication Services	93,533,168	—	—	93,533,168
Short-Term Securities
Money Market Funds	847,424,364	—	—	847,424,364

	$16,293,589,902	$3,225,858,057	$—	$19,519,447,959

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Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Equity Dividend Fund

Portfolio Abbreviation

ADR	American Depositary Receipt

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